SCHEDULE OF DUE FROM/TO RELATED PARTIES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Soon Aik Global Pte Ltd [Member]
Related Party Transaction [Line Items]
Amount due from related parties: Non-current	$ 1,274	$ 1,295
Amount due from related parties: Current	1,673	1,395
Amount due to related parties	(3,246)	(4,418)
EU Group Pte Ltd [Member]
Related Party Transaction [Line Items]
Amount due from related parties: Current	194	29
Amount due to related parties	(455)	(125)
Fleetzone Autoparts (M) Sdn Bhd [Member]
Related Party Transaction [Line Items]
Amount due from related parties: Current	212
Amount due to related parties	(208)	(235)
Oceania Power & Solutions Pty Ltd [Member]
Related Party Transaction [Line Items]
Amount due from related parties: Current		2
Kiwami Corporation [Member]
Related Party Transaction [Line Items]
Amount due from related parties: Current	1
Branded Filters Pty Ltd [Member]
Related Party Transaction [Line Items]
Amount due from related parties: Current
Related Party [Member]
Related Party Transaction [Line Items]
Amount due from related parties: Non-current	1,274	1,295
Amount due from related parties: Current	2,080	1,426
Amount due from related parties	3,354	2,721
Amount due to related parties	(5,467)	(6,877)
PT Heavy Machindo Diesel [Member]
Related Party Transaction [Line Items]
Amount due to related parties		(1)
N-United Pte Ltd [Member]
Related Party Transaction [Line Items]
Amount due to related parties	(1,400)	(1,226)
Jurong Barrels & Drums Industries Pte Ltd [Member]
Related Party Transaction [Line Items]
Amount due to related parties	(1)
Auto Saver Pte Ltd [Member]
Related Party Transaction [Line Items]
Amount due to related parties	(110)	(133)
Director [Member]
Related Party Transaction [Line Items]
Amount due to related parties	$ (47)	$ (739)